Risk Management - Cross currency swap contracts - Short-term and Medium-term Notes (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Financial assets at amortized cost
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 2,130.1	$ 258.0
Short-term and medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 3,321.5	$ 484.0	¥ 3,714.0	$ 568.4	¥ 5,447.0	$ 782.5